Share-based payments - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Text Block [Abstract]
Number, Beginning Balance | shares	621,755	701,272	947,948	1,386,655
Number, Forfeited | shares	(57,329)	(20,823)	(72,526)	(164,220)
Number, Exercised | shares	(172,609)	(58,694)	(174,150)	(274,487)
Number, Ending Balance | shares	391,817	621,755	701,272	947,948
Number, Number of options exercisable at end of year / period | shares	391,817	519,442	519,442	281,438
Weighted average exercise price pence, Beginning Balance | $ / shares	$ 507.9	$ 559.7	$ 640.1	$ 644.3
Weighted average exercise price pence, Forfeited | $ / shares	727.3	1,500.1	1,259.1	866.6
Weighted average exercise price pence, Exercised | $ / shares	753.5	774.0	706.4	525.6
Weighted average exercise price pence, Ending Balance | $ / shares	726.5	507.9	559.7	640.1
Weighted average exercise price pence, Number of options exercisable at end of year / period | $ / shares	$ 726.5	$ 703.1	$ 661.7	$ 536.7